Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from related party	¥ 6,061	$ 925	¥ 57
Due to related party	(6,234)	$ (951)	(12,018)
Tencent Group
Related Party Transaction [Line Items]
Due from related party	6,061		57
Due to related party	¥ (6,234)		¥ (12,018)